SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)																										3 Months Ended						6 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 30, 2026	Dec. 06, 2025	Oct. 30, 2025	Oct. 29, 2025	Sep. 30, 2025	Sep. 29, 2025	Sep. 23, 2025	Sep. 09, 2025	Sep. 02, 2025	Aug. 25, 2025		Aug. 01, 2025	Jul. 01, 2025	Jun. 09, 2025	Jun. 02, 2025	Apr. 22, 2025	Mar. 18, 2025	Jan. 17, 2025	Jan. 16, 2025	Dec. 24, 2024	Nov. 29, 2024	Oct. 31, 2024	Sep. 24, 2024	Dec. 31, 2025		Mar. 31, 2025		Dec. 31, 2024		Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025		Sep. 30, 2024		Aug. 21, 2025
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period		416,667	8,333,333				1,459,388	29,187,764
Sale of stock, consideration received on transaction		$ 2,000,000	$ 2,000,000				$ 13,382,030	$ 13,382,030
Transaction Description															Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million.
Proceeds from issuance of warrants																																		$ 9,999,224
Shares, Issued							7,880,438																											7,880,438
Share price														$ 0.23
Share based compensation granted shares																		200,000				800,000
Share based compensation																		$ 641,879														$ 1,163,976	$ 523,680
Common Stock issued for cash, shares					8,333,333									3,683,333																				1,459,388
Shares issued,value									$ 100					$ 856,743												$ 2,000,000		$ 9,561,299		$ 1,382,844				$ 13,382,030		$ 1,897,113
Stock Issued During Period, Value, Other																										$ 16,177,500				$ 2,000,000				$ 36,390,443		$ 4,499,999
Shares issued during period, shares							184,167	3,683,333																										184,167
Stock issued during the period acquisitions							$ 856,745	$ 856,745																										$ 1,660,464
Subsequent Event [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period				1,000,000
Common Stock issued for cash, shares					8,333,333
Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period		3,595,000	71,900,000				7,880,438	157,608,769								6,000,000	6,000,000		19,457,618				1,396,813	1,396,813	3,508,769
Sale of stock, consideration received on transaction		$ 16,177,500	$ 16,177,500				$ 36,390,443	$ 36,390,443
Proceeds from issuance of warrants																	$ 1,067,944
Convertible bond																																						$ 4,000,000
Share price												$ 0.25	[1]																									$ 0.24
Payables	[1]											$ 55,000,000
Common Stock Issued On August 2025 [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period					8,333,333					8,333,333																						8,333,333		8,333,333
Sale of stock, consideration received on transaction																																$ 2,000,000		$ 1,999,962
Transaction Description																																		Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)
Common Stock issued for cash, shares																																		3,683,333
Shares issued,value																																		$ 856,745
Common Stock Issued On August 2025 [Member] | Subsequent Event [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period					8,333,333
Common Stock Issued On August 2025 [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period																																71,900,000		148,100,000	[1]
Sale of stock, consideration received on transaction																																$ 16,177,500		$ 33,322,500	[1]
Transaction Description																																Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)		Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)	[1]
Common Stock Issued On August 2025 [Member] | Acquisitions [Member]
Debt Securities, Available-for-Sale [Line Items]
Transaction Description																																		Business Cooperation Intent Agreement (Form 8-K filed on August 26, 2025)
Shares issued during period, shares																																		3,683,333
Stock issued during the period acquisitions																																		$ 856,745
Common Stock Issued On November Two Thousand Twenty Five [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period																																7,279,400
Sale of stock, consideration received on transaction																																$ 1,163,976
Transaction Description																																2025 Equity Incentive Plan
Common Stock [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period		363,970	7,279,400				50,000	1,000,000																								38,000,000
Sale of stock, consideration received on transaction		$ 1,163,976	$ 1,163,976				$ 641,879	$ 641,879
Common Stock issued for cash, shares																										416,667	[2]	972,881	[2]	69,841	[2]			1,459,388	[3]	64,432	[3]
Shares issued,value																										$ 4		$ 10		$ 1				$ 15		$ 1
Stock Issued During Period, Value, Other																										$ 36				$ 2				$ 79		$ 1
Shares issued during period, shares	[3]																																	184,167
Stock issued during the period acquisitions																																		$ 2
Common Stock [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period						71,900,000
Common Stock issued for cash, shares	[1]										148,100,000	148,100,000
Shares issued,value	[1]											$ 37,025,000
Stock Issued During Period, Value, Other	[1]										$ 71,900,000
Common Stock [Member] | Private Placement [Member] | Maximum [Member]
Debt Securities, Available-for-Sale [Line Items]
Common Stock issued for cash, shares	[1]											220,000,000
Common Stock Issued On August 2024 [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period																																		1,396,813
Sale of stock, consideration received on transaction																																		$ 1,382,844
Transaction Description																																		Convertible Note Purchase Agreement (Form 8-K filed on August 26, 2024, September 6, 2024, September 10, 2024 and Form S-1 filed on November 29, 2024)
Common Stock Issued On December 2024 [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period																																		19,457,618
Sale of stock, consideration received on transaction																																		$ 9,999,224
Transaction Description																																		Convertible Note and Warrant Purchase Agreement (Form 8-K filed on December 17, 2024, Form 8-K/A filed on January 23, 2025, Form 8-K filed on April 3, 2025)
Warrant [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares, Issued							19,457,618																											19,457,618
Common Stock issued for cash, shares																				1,282,051	1,282,051
Common Stock Issued On December 2025 [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period																																		1,000,000
Sale of stock, consideration received on transaction																																		$ 641,879
Transaction Description																																		2024 Equity Incentive Plan (From S-8 filed December 6, 2025)
Common Stock Issued On September 2024 [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period																									3,508,769									3,508,769
Sale of stock, consideration received on transaction																																		$ 1,999,999
Transaction Description																																		Purchase Agreement (Form 8-K filed on September 20, 2024 and Form S-1 filed on November 29, 2024)
Common Stock Issued On June 2025 [Member] | Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Shares issued during period																																		6,000,000
Sale of stock, consideration received on transaction																																		$ 1,067,944
Transaction Description																																		Share Purchase Agreement (Form 8-K filed on June 5, 2025 and June 10, 2025)

[1]	On July 1, 2025, the Company entered into a consulting agreement with a consulting firm providing for total professional fees of $
[2]	Retroactively adjusted to reflect the Reverse Stock Split.
[3]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.